CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
EXPENSES
Bad debt expense		CAD 7,126
Consulting	505,842	102,420
Directors fees	17,288
Filing and regulatory	53,661	30,927
Foreign exchange	6,931	1,959
Gain on settlement of payables	(12,355)	(41,982)
General and administrative	152,920	20,839
Geological, mineral, and prospect costs	375,980
Professional fees	273,738	107,197
Promotion and shareholder communication	983,851	10,408
Property investigation costs	55,253	20,201
Salaries	104,751	5,365
Share-based payments	1,010,064	369,006
Settlement payment	100,000
Write off mineral property costs	563,031
Net loss and comprehensive loss for the year	CAD (4,190,955)	CAD (633,466)
Basic and diluted loss per common share	CAD (0.08)	CAD (0.02)
Weighted average number of common shares outstanding	49,516,659	31,556,200